Operating Leases	12 Months Ended
Apr. 30, 2025
Operating Leases [Abstract]
Operating leases

Note 12 – Operating leases

The Company entered into an operating lease agreement for office space. None of the amounts disclosed below for these leases contain variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

As of April 30, 2025, the Company had operating lease liabilities in the amount of JPY2,775,741 (USD19,461) and the corresponding operating lease right-of-use assets of JPY3,471,991 (USD24,343).

As of April 30, 2024, the Company had operating lease liabilities, including current and noncurrent, in the amount of JPY11,014,750 and corresponding operating lease right-of-use assets of JPY11,711,000.

Rent expenses for the year ended April 30, 2023, 2024 and 2025 was JPY8,355,000, JPY8,355,000 and JPY8,355,000 (USD58,578), respectively.

Lease commitments

The Company’s maturity analysis of operating lease liabilities as of April 30, 2025 is as follows:

	Operating Leases
	JPY	USD
2026	2,785,000	19,526
Total lease payment	2,785,000	19,526
Less imputed interest	(9,259)	(65)
Present value of operating lease liabilities	2,775,741	19,461
Less: current obligation	(2,775,741)	(19,461)
Long-term obligation on April 30, 2025	-	-

Supplemental disclosure related to operating leases were as follows:

	For the year ended April 30, 2025
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	8,355,000	58,578
Weighted average remaining lease term of operating leases	0.42 years
Weighted average discount rate of operating leases	1.6%